NATIXIS FUNDS TRUST I

May 5, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I

(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and the Statements of Additional Information, each dated May 1, 2025, for the Mirova Global Green Bond Fund, Mirova Global Megatrends Fund (formerly, Mirova Global Sustainable Equity Fund), Mirova International Megatrends Fund (formerly, Mirova International Sustainable Equity Fund), Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, and Vaughan Nelson Small Cap Fund (formerly, Vaughan Nelson Small Cap Value Fund), each a series of Natixis Funds Trust I, do not differ from that contained in Post-Effective Amendment No. 164 that was filed electronically on April 29, 2025.

Please direct any questions or comments on the enclosed materials to me at 617-449-2816.

Very truly yours,

/s/ Jan Ryu Koo
Jan Ryu Koo
Assistant Secretary